Servicing Assets - Unpaid Principal Balances of Loans Serviced for Others (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Loan portfolios serviced for:
Unpaid principal balances of loans serviced	$ 1,089,434	$ 1,017,928
SBA guaranteed loans
Loan portfolios serviced for:
Unpaid principal balances of loans serviced	1,001,845	911,803
USDA guaranteed loans
Loan portfolios serviced for:
Unpaid principal balances of loans serviced	$ 87,589	$ 106,125